Borrowing Arrangements	12 Months Ended
Dec. 31, 2022
Borrowing Arrangements
Borrowing Arrangements
(5)	Borrowing Arrangements

Term Loan and Credit Facility with Financial Institution

On June 23, 2021, the Company entered into an amended and restated loan and security agreement with the financial institution expanding its Term Loan obligation from $4.0 million to $10.0 million, with the maturity date extended to September 1, 2022 and a loan commitment fee of $50 thousand. For the Term Loan the Company is required to make monthly interest only payments from January 2021 through December 2021, thereafter certain monthly principal plus interest payments for a period of 8 months beginning from January 2022 and a final payment of the balance principal and interest outstanding under the agreement in September 2022. The amended and restated term loan debt bears interest at the greater of (a) Wall Street Journal Prime plus 5.00%, floating or (b) 8.25% per annum.

In addition, the Company issued 18,601 warrants to the lender which are exercisable to purchase the Company’s common stock at $8.85. For further details on the warrants issued in conjunction with the term loan, see Note 8.

On October 14, 2021, the Company paid $10.3 million to settle the credit facility under the amended and restated loan and security agreement with Silicon Valley Bank including $0.3 million of interest.

Equipment Loan and Security Agreement

On January 29, 2021, the Company entered into an equipment loan and security agreement with SQN Venture Income Fund II, LP. The overall loan facility provides for a maximum borrowing capacity of $6.0 million consisting of two tranches, each tranche with a borrowing capacity up to $3.0 million.

On January 29, 2021, the Company drew down $3.0 million under the first tranche of the facility. The Company is required to make monthly payments for a period of 42 months on this tranche plus end of term payment fee of $0.2 million which is accreted to interest expense over the term of the agreement. The loan has a maturity date of July 2024. An additional $3.0 million can be drawn by the Company, provided that certain criteria are met, such as the Company not having defaulted on the first tranche and there having not been a material adverse change (as defined in the Loan Agreement) as of the date for the borrowing request. The loan facility is used for financing certain equipment purchases. The equipment financed through the loans serves as collateral for the loan.

The loan bears a cash interest of 8.95% per annum. Interest is payable on the first day of the month. If the loan is in default, it shall bear interest at a rate of an additional 5% per annum. The loan interest expense and discount amortization interest for the year ended December 31, 2022 was $0.1 million and $34 thousand, respectively. The Company was in compliance with the covenants as of December 31, 2022.

In conjunction with entering into the equipment loan and security agreement, the Company entered into a warrant agreement with the lender and issued 18,417 warrants exercisable for the Company’s common stock at $5.51. For further details on the warrants issued in conjunction with the equipment loan and security agreement, see Note 8.

Paycheck Protection Program Loan

In May 2020, the Company was granted a loan under the Paycheck Protection Program offered by the Small Business Administration (“SBA”) under the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”), section 7(a)(36) of the Small Business Act for $2.5 million. The loan is evidenced by a promissory note and bears interest at 1% with no principal payments for the first 6 months. Monthly payments of principal and interest of approximately $0.1 million begin in December 2020, subject to deferral as the Company has applied for debt forgiveness, and continue through maturity in May 2022, if required. The loan is subject to partial or full forgiveness if the Company uses all proceeds for eligible purposes; maintains certain employment levels; and maintains certain compensation levels in accordance with and subject to the CARES Act and the rules, regulations, and guidance.

The Company applied for forgiveness of the PPP loan and was notified that the entire $2.5 million PPP loan was forgiven in August 2021. Loan forgiveness of $2.5 million is reflected in other income and expense section in the consolidated statements of operations. Even though the PPP loan was forgiven, it remains subject to audit by the SBA.

June 2021 Credit Facility

On June 23, 2021, the Company entered into the June 2021 Credit Facility with SQN Venture Income Fund II, LP. The June 2021 Credit Facility provides for a maximum borrowing capacity of $20.0 million consisting of two tranches, each tranche with a borrowing capacity of $10.0 million.

On June 23, 2021, the Company drew down $10.0 million of the facility. The Company was required to make monthly interest-only payments for a period of 18 months and thereafter, principal and interest payments under the agreement although the maturity date of December 2022. On August 13, 2021, the Company drew down the remaining $10.0 million. The second tranche had a maturity date of February 2023. The June 2021 Credit Facility was used for general working capital purposes. This loan bore cash interest of 10% per annum. Interest was payable on the first day of the month. Additionally, this loan bore a Paid-in-Kind (“PIK”) interest of 2% per annum with PIK interest capitalized, compounded, and added to the principal balance monthly in arrears. The PIK interest became payable upon maturity. If the term loan was in default, it would bear interest at an additional 5%. The Company paid a nonrefundable facility fee of $0.2 million.

In conjunction with entering into the June 2021 Credit Facility, the Company entered into a warrant agreement with the lender and issued 90,948 warrants exercisable for the Company’s common stock at $8.85. For further details on the warrants issued in conjunction with the June 2021 Credit Facility, see Note 8.

Loan and Security Agreement

On October 13, 2021, the Company entered into the Loan and Security Agreement (“LSA”) with Structural Capital Investments III, LP, Series Structural DCO II, a series of Structural Capital DCO, LLC, SQN Tempo Automation, LLC, SQN Venture Income Fund II, LP, and Ocean II PLO LLC. The LSA replaced the June 2021 Credit Facility, providing for maximum borrowing capacity of $150.0 million consisting of four tranches. Per the LSA, borrowings of $20.0 million from tranches 1 and 2 from the June 2021 Credit Facility were replaced by a new tranche 1 in the amount of $20.0 million. Borrowing capacity for tranche 2 is $20.0 million which shall be available to draw by the Company upon sooner of the de-SPAC with ACE or closing of the acquisition with Whizz. Borrowing capacity for tranche 3 and tranche 4 of the LSA is $40.0 million, and $70.0 million, respectively, which shall be available to draw by the Company upon the de-SPAC with ACE, subject to lender approval. The tranches have an earliest expiration date of December 23, 2022.

The termination of the June 2021 Credit Facility and subsequent borrowings under tranche 1 of the LSA was accounted for as a partial extinguishment of debt. Specifically, upon entering into the LSA, the Company became indebted to a new lender in the amount of $6.0 million, while $14.0 million of obligations are due to the same lender group party to the June 2021 Credit Facility. The $6.0 million was reflected as a debt repayment with the old lender and was accounted for as an extinguishment of debt. Accordingly, the Company recorded a loss on extinguishment of $0.3 million related to the write off of unamortized debt discount. The Company also evaluated the $14.0 million of debt outstanding with continuing lenders and concluded the transaction should be treated as a modification of debt.

Borrowings under tranches 2, 3 and 4 of the LSA bear interest equal to the greater of (i) 10.5%, and (ii) 7.25% plus the prime rate then in effect, provided however, for all advances made after the occurrence of the public trading trigger, a per annum rate of interest equal to the greater of (i) 9.5%, and (ii) 6.25% plus the prime rate then in effect shall apply. Borrowings under tranche 1 bear interest equal to 10%. In addition, interest will accrue at an additional 2% per annum rate on the outstanding borrowing made under the tranche 1, which shall be capitalized and be compounded and added to the principal balance of the Tranche 1 Loan monthly in advance on the next monthly payment date.

For borrowings made pursuant to the LSA, the Company is further committed to a fee in an amount sufficient, if needed, to increase the lender’s minimum return to 1.20:1.00 if payable on or before the first anniversary of such borrowing, 1.30:1.00 if payable after the first anniversary of such borrowing but on or before the second anniversary of such borrowing, 1:35:1.00 if payable after the second anniversary of such borrowing but on or before the third anniversary of such borrowing, or 1.40:1.00 if payable after the third anniversary of such borrowing.

On January 11, 2022, the Company entered into the first amendment to the LSA to convert $10.0 million of availability under the tranche 2 loan to the tranche 1 loan. This amendment expanded the tranche 1 from $20.0 million to $30.0 million and reduced the tranche 2 loan from $20.0 million to $10.0 million. For the original $20.0 million borrowed under tranche 1, the maturity date is

December 23, 2022 and the $10.0 million borrowed under the expanded portion of tranche 1 provides for a maturity date of February 12, 2023.

On January 20, 2022, in conjunction with the LSA, the Company entered into warrant agreements with the various lenders involved under the LSA to issue a certain number of warrants to purchase stock based on the percentage of each tranche borrowing exercisable for the Company’s stock at the lowest of (i) $2.82 per share, (ii) the lowest price per share the Company receives for a share of stock, and (iii) the lowest price the Company receives for a share of future round of stock, see Note 8.

On May 1, 2022, the Company was in breach of its covenants under the LSA. As a result, the Company recorded $0.9 million of default interest expense in the Company’s consolidated statements of operations during the year ended December 31, 2022.

On August 25, 2022, Tempo exchanged approximately $3.6 million of amounts due under the LSA for newly issued bridge notes, whereby Tempo entered into an August 2022 Bridge Note Agreement (as defined in Note 6 below) with the lenders under the LSA (collectively, the “Initial Bridge Investors”). Pursuant to the agreement, in satisfaction of certain LSA obligations, Tempo agreed to issue a $3.6 million note (“LSA Convertible Note”) which is comprised of accrued interest, PIK interest and future interest from August 2022 through maturity of the LSA. The transaction was accounted for as an extinguishment of debt and the Company recorded a loss on extinguishment of $10.1 million. As discussed in Note 6, the Company elected to account for the August 2022 Bridge Notes, including those issued as LSA Convertible Notes, under the fair value option.

The following table sets forth the components of loss on debt extinguishment recorded in the consolidated statements of operations for the year ended December 31, 2022 (in thousands):

Amount
Carrying value of extinguished debt	$30,407
Accrued interest	520
Fair value of new LSA	(28,154)
Fair value of LSA Convertible Note	(12,903)
Loss on extinguishment of debt	$(10,130)

November 2022 Amended and Restated LSA

On November 22, 2022, in connection with the closing of the Merger, the Company entered into that certain First Amended and Restated Loan and Security Agreement (“A&R LSA”), by and among, the Company, as borrower and the LSA lenders, pursuant to which the Lenders committed to lend the Company up to $20.0 million in term loan financing (the “A&R LSA Facility” or the “Credit Facility”). The A&R LSA amended and restated in its entirety that certain LSA, dated as of October 13, 2021, by and among the Company and the lenders. The A&R LSA bears interest equal to a per annum rate of the greater of (i) 9.75%, and (ii) 4.25% plus the prime rate then in effect. Additionally, this loan bears a PIK interest of 3.25% per annum with PIK interest capitalized, compounded, and added to the principal balance monthly in arrears. As of December 31, 2022, the Company had $0.1 million of accrued PIK interest associated with A&R LSA. Repayments of the principal balance outstanding from the A&R LSA commence in December 2023. The A&R LSA Facility matures on December 1, 2025, but if this loan is not fully repaid by May 15, 2024, the Company would be required to pay an exit fee equal to 80% of the principal. As of December 31, 2022, the Company was in compliance with the debt covenants under the A&R LSA. As of the filing date of this Annual Report, the Company was not in compliance with the Unrestricted Cash Covenant which triggered the default interest rate provision and makes the debt callable by the lenders.

On November 22, 2022, pursuant to terms of the A&R LSA, the Company repaid a portion of the outstanding balance under the LSA to the Lenders in a cash amount equal to $3.0 million, and $0.4 million in lender fees. Additionally, the Lenders entered into the Lender Subscription Agreements(the “LSA”) pursuant to which a portion of the outstanding balance under the LSA in an amount equal to $7.0 million was converted into 700,000 shares of common stock at a conversion rate of $10.00 per share. As a result of the modification, tranches 2 through 4 of the original LSA were removed and are not available to be drawn under the new facility. The amendment to the LSA was accounted for as a debt extinguishment and the Company recorded a loss on extinguishment of $13.3 million.

On the date of the extinguishment, the Company has elected to account for borrowings under the A&R LSA under the fair value option. The following table sets forth the components of loss on debt extinguishment recorded in the consolidated statements of operations for the year ended December 31, 2022 (in thousands):

Amount
Carrying value of extinguished debt	$29,351
Fair value of A&R LSA	(20,000)
Principal repayment	(3,000)
Fair value of common stock issued	(7,336)
Fair value of PIPE Incentive Shares issued	(11,738)
Fair value of Additional Period Shares liability	(1)
Financing fees	(614)
Loss on extinguishment of debt	$(13,338)

The following table sets forth the net carrying amounts of borrowings as of December 31, 2022 (in thousands):

	Loan Payable,	Loan Payable,
	Current	Noncurrent	Total
SQN Equipment Loan	$876	$663	$1,539
A&R LSA (FVO)	20,101	—	20,101
Total loan payable	$20,977	$663	$21,640

SQN Equipment Loan

As of December 31, 2022
Total loan payable	$1,472
Add: accretion of final interest payable	106
Less: loan payable, current	(876)
Less: unamortized debt discount	(39)
Total loan payable, noncurrent	$663

A&R LSA (FVO)

Fair Value – Level 3
Balance, January 1, 2022	$—
Additions	20,000
Less: Payments	(250)
Change in fair value	351
Balance, December 31, 2022	$20,101

LSA Convertible Note

Fair Value – Level 3
Balance, January 1, 2022	$—
Additions	12,902
Change in fair value	2,527
Converted to common stock	(15,429)
Balance, December 31, 2022	$—

Immediately prior to the closing of the Merger, the outstanding LSA Convertible Note was converted into shares of Tempo common stock. The Company performed a final measurement of the LSA Convertible Note to fair value and the related fair value change of $15.6 million was recorded within additional paid in capital on the consolidated balance sheet.

In determining the fair value of the A&R LSA as of December 31, 2022, the Company used the following inputs:

December 31, 2022
Expected term	3 years
Discount rate	13.42%

	As of December 31, 2021
			SQN
	LSA	LSA	Equipment
	Tranche 1.1	Tranche 1.2	Loan	Total
Total notes payable	$10,000	$10,000	$2,302	$22,302
Add: accretion of final interest payable	108	79	56	243
Less: loan payable, current	(9,702)	—	(784)	(10,486)
Less: unamortized debt discount	(406)	(218)	(84)	(708)
Total loan payable, noncurrent	$—	$9,861	$1,490	$11,351

The notes payable future contractual principal payments are as follows during the years noted (in thousands):

As of
December 31, 2022
2023	$1,205
2024	4,885
2025	15,550
Total future principal payments	$21,640